Income taxes - Summary of Change in Net Deferred Tax Position (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Net deferred tax asset (liability)
Beginning balance	$ 429,929	$ 549,127
Deferred income tax recovery in the statement of operations	16,579	118,839
Deferred tax recovery in consolidated statement of OCI	(633)	(359)
Ending balance	$ 412,717	$ 429,929